Interest expense and finance costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Expense And Finance Costs [Line Items]
Interest incurred	$ 14,338,666	$ 12,994,911	$ 7,138,451
Capitalized interest	0	(2,423,688)	(3,936,843)
Amortization of deferred financing charges	3,415,452	1,711,481	917,675
Interest expense and finance costs	$ 17,754,118	$ 12,282,704	$ 4,119,283